Related Party Transactions (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions Details Narrative
Loans payable - related party	$ 11,750	$ 11,750	$ 10,000
Loans receivable - related party	$ 3,864	$ 3,864	$ 3,000